Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Schedule of Each Subsidiary are before Intercompany Eliminations
The following tables show the financial information of consolidated companies not entirely controlled by the Group, as required by IFRS 12. The amounts disclosed for each subsidiary are before intercompany eliminations and at and for the years ended December 31, 2025 and 2024.

	At and for the year ended December 31, 2025
(Functional currency thousands)	Country	Group’s percentage interest	Non- controlling interest percentage	Functional currency	Total assets	Total equity	Net revenues	Net income / (loss)	Dividends paid to non- controlling shareholders
Company
Thom Browne group	U.S.A.	92%	8%	USD	379,849	217,373	303,872	(4,087)	—
Ermenegildo Zegna Vietnam LLC	Vietnam	90%	10%	VTD	67,737,716	37,744,003	45,801,577	6,946,495	—
Gruppo Dondi S.p.A.	Italy	65%	35%	EUR	41,346	25,901	39,167	3,247	(637)
E.Z. Thai Holding Ltd	Thailand	49%	51%	THB	11,610	(1,182)	—	(547)	—
Bonotto S.p.A.	Italy	60%	40%	EUR	24,773	12,343	23,244	1,285	(600)
Tessitura Ubertino S.r.l.	Italy	60%	40%	EUR	9,243	4,929	10,995	1,240	(600)
Cappellificio Cervo S.r.l.	Italy	51%	49%	EUR	2,530	1,216	4,445	196	(21)
Zegna South Asia Private LTD	India	51%	49%	INR	1,061,736	480,762	615,602	119,490	—
Zegna Gulf Trading LLC	UAE	49%	51%	AED	388,594	143,362	389,210	72,067	(21,462)
The Italian Fashion Co. LTD	Thailand	65%	35%	THB	198,191	61,452	310,819	31,243	—
Zegna for Retail of Readymade and Novelty Clothes W.L.L.	Kuwait	49%	51%	KWD	1,198	616	1,350	120	—
Zegna Consitex Arabia For Trading LLC	KSA	70%	30%	SAR	53,161	20,856	14,763	(4,454)	—
Zegna Doha Trading WLL	Doha	70%	30%	QAR	19,949	1,453	616	(547)	—

	At and for the year ended December 31, 2024
(Functional currency thousands)	Country	Group’s percentage interest	Non- controlling interest percentage	Functional currency	Total assets	Total equity	Net revenues	Net income / (loss)	Dividends paid to non- controlling shareholders
Company
Thom Browne group	U.S.A.	92%	8%	USD	355,531	207,277	340,753	16,891	—
Ermenegildo Zegna Vietnam LLC	Vietnam	90%	10%	VTD	42,148,803	31,181,882	42,659,395	4,158,974	—
Gruppo Dondi S.p.A.	Italy	65%	35%	EUR	39,485	24,486	42,139	3,674	(556)
E. Z. Thai Holding Ltd	Thailand	49%	51%	THB	11,914	(634)	—	(371)	—
Bonotto S.p.A.	Italy	60%	40%	EUR	25,146	12,513	24,993	2,695	(470)
Tessitura Ubertino S.r.l.	Italy	60%	40%	EUR	8,293	5,170	10,208	1,301	(400)
Cappellificio Cervo S.r.l.	Italy	51%	49%	EUR	2,552	1,058	4,002	148	(17)
Zegna South Asia Private LTD	India	51%	49%	INR	807,604	361,271	547,187	90,192	—
Zegna Gulf Trading LLC	UAE	49%	51%	AED	297,707	115,565	315,574	73,676	(17,885)
The Italian Fashion Co. LTD	Thailand	65%	35%	THB	257,950	29,800	300,398	31,632	—
Zegna for Retail of Readymade and Novelty Clothes W.L.L.	Kuwait	49%	51%	KWD	1,066	501	1,157	116	—
Zegna Consitex Arabia For Trading LLC	KSA	70%	30%	SAR	30,059	22,727	3,483	(3,293)	—